Disposals including business closures	12 Months Ended
Dec. 31, 2017
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Disposals including business closures

31. Disposals including business closures

In August 2017, the Group completed the sale of the test preparation business in China (GEDU) and in October 2017 the sale of a 22% share in Penguin Random House, retaining a 25% share (see note 12).

	Notes	2017				2016	2015
All figures in £ millions		GEDU	Penguin Random House	Other	Total	Total	FT Group	PowerSchool	Other	Total
Disposal of subsidiaries and associates
Property, plant and equipment	10	(7)	—	—	(7)	(3)	(15)	(2)	—	(17)
Intangible assets	11	(2)	—	(7)	(9)	—	(46)	(19)	(5)	(70)
Investments in joint ventures and associates		—	(352)	—	(352)	—	(7)	—	—	(7)
Other financial assets		—	—	—	—	—	92	—	—	92
Net deferred income tax (assets)/liabilities	13	(1)	(2)	—	(3)	(10)	(2)	—	3	1
Intangible assets – pre-publication	20	—	—	(1)	(1)	(4)	—	(64)	—	(64)
Inventories		(1)	—	(1)	(2)	—	(1)	—	—	(1)
Trade and other receivables		(16)	—	—	(16)	(6)	(72)	(16)	(6)	(94)
Current income tax (receivable)/payable		—	(5)	—	(5)	—	1	—	—	1
Cash and cash equivalents (excluding overdrafts)		(13)	—	—	(13)	(9)	(29)	—	(4)	(33)
Trade and other liabilities		33	—	1	34	21	113	35	6	154
Retirement benefit obligations		—	—	—	—	—	7	—	—	7
Provision for other liabilities and charges		—	—	—	—	—	2	—	—	2
Attributable goodwill		—	—	—	—	—	(50)	(119)	(6)	(175)
Cumulative currency translation adjustment	29	3	48	—	51	—	4	6		10

Net assets disposed		(4)	(311)	(8)	(323)	(11)	(3)	(179)	(12)	(194)
Cash received		54	413	1	468	7	1,235	222	11	1,468
Costs		(6)	(6)	(5)	(17)	(16)	(47)	(13)	(9)	(69)

Gain/(loss) on disposal		44	96	(12)	128	(20)	1,185	30	(10)	1,205

The amount included as other financial assets in 2015 related to an 11% share in the Economist which was retained and held at fair value within other financial assets on the balance sheet.

All figures in £ millions	2017	2016	2015
Cash flow from disposals
Cash – current year disposals	468	11	1,468
Cash and cash equivalents disposed	(13)	(9)	(33)
Costs and other disposal liabilities paid	(25)	(52)	(26)

Net cash inflow/(outflow)	430	(50)	1,409

Analysed as:
Cash inflow/(outflow) from sale of subsidiaries	19	(54)	1,030
Cash inflow from sale of associates	411	4	379